Assets held for sale (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Oct. 31, 2024 USD ($) miner	Nov. 25, 2024 miner	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ 965,994	$ 441,371
Impairment expense			(2,582)
Assets held for sale			10,696	$ 0	$ 0
Mining Assets, S19jPro
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ 13,278
Mining Assets, S19jPro | Subsequent events
Disclosure of detailed information about property, plant and equipment [line items]
Assets held for sale	$ 8,129
Number of miners classified as held for sale | miner	41,740	41,700
Number of miners | miner	12,300	12,300